Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.0%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$570	$611,096
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,171,436
Series D, Sub Lien, 6.00%, 10/01/42	2,875	3,195,775
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,746,450
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	315	349,286
Series B1, (AGM), 3.00%, 06/01/50	865	869,353
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	960	1,050,033

		8,993,429

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,890	2,109,164

Arizona — 3.0%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	2,200	2,200,000
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(a)	575	612,051
Series A, 5.00%, 07/01/39(a)	480	499,616
Series A, (BAM), 4.00%, 06/01/44	425	470,756
Series A, 5.00%, 07/01/49(a)	550	568,746
Series A, 5.00%, 07/01/54(a)	425	438,923
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.50%, 07/01/52	130	138,710
Series G, 5.00%, 07/01/47	435	485,157
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	65	73,300
5.00%, 05/15/56	575	638,428
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	2,120	2,274,620
Industrial Development Authority of the County of Pima, RB(a)
5.00%, 07/01/34	400	420,919
5.00%, 06/15/47	840	851,330
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	260	270,977
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	215	243,764
5.00%, 07/01/54(a)	490	543,015
Series A, 4.13%, 09/01/38	775	854,742
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,499,649
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	4,304,972
5.00%, 12/01/37	6,845	8,861,352

		26,251,027

Arkansas — 1.1%
Arkansas Development Finance Authority, RB
5.00%, 12/01/47	385	446,750
Series A, AMT, 4.50%, 09/01/49(a)	4,925	5,305,259
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	505	529,652

Security	Par (000)	Value

Arkansas (continued)
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	$840	$897,638
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,916,812
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	504,082

		9,600,193

California — 10.6%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	1,545	2,243,723
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(b)	1,320	1,396,872
Series A, 4.00%, 04/01/45	1,030	1,131,902
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	920,281
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	193,864
Series A, 5.25%, 08/15/49	460	480,962
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	285	325,821
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,755	1,802,968
California State Public Works Board, RB
4.00%, 11/01/41	1,230	1,409,114
5.00%, 11/01/46	450	555,458
Series F, 5.25%, 09/01/33	1,230	1,309,056
Series I, 5.50%, 11/01/30	2,500	2,691,570
Series I, 5.50%, 11/01/31	3,965	4,267,034
Series I, 5.00%, 11/01/38	955	1,016,683
California Statewide Communities Development Authority, Refunding RB
4.00%, 03/01/42	1,000	1,090,071
4.00%, 03/01/48	1,345	1,454,358
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,000	1,103,863
City of Los Angeles Department of Airports, Refunding ARB
Series A, 4.00%, 05/15/49	5,750	6,436,113
Series A, AMT, 5.00%, 05/15/31	245	304,968
Series A, AMT, 5.00%, 05/15/32	295	364,681
Series A, AMT, 5.00%, 05/15/33	290	358,414
Series A, AMT, 5.00%, 05/15/38	210	258,494
Series A, AMT, 5.00%, 05/15/39	225	275,495
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	655	546,975
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.13%, 06/01/57	2,070	1,649,937
4.00%, 06/01/58	2,165	2,041,015
4.00%, 12/01/58	945	885,756
Golden State Tobacco Securitization Corp., Refunding RB(b)
Series A-1, 5.00%, 06/01/22	2,335	2,370,025
Series A-2, 5.00%, 06/01/22	4,350	4,415,089
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(c)	1,650	2,080,853
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	2,445	2,640,167

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Montebello Unified School District, GO, CAB, (NPFGC), 0.00%, 08/01/22(d)	$2,405	$2,395,948
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(d)	8,000	4,814,288
Palomar Community College District, GO, CAB
Series B, 0.00%, 08/01/30(d)	1,500	1,285,452
Series B, Convertible, 6.20%, 08/01/39(c)	2,605	3,152,318
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	5,005	5,291,576
Series J, 5.25%, 05/15/38	1,420	1,490,526
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(b)	2,500	2,865,998
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	1,550	1,707,145
San Diego Community College District, GO, CAB, 6.00%, 08/01/27(b)	2,800	3,481,114
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	1,405	1,602,435
San Diego Unified School District, GO, CAB(d)
Series A, 0.00%, 07/01/29	5,315	4,624,661
Series A, 0.00%, 07/01/29(e)	685	587,296
San Francisco City & County Airport Comm-San Francisco International Airport, 4.00%, 05/01/52(f)	1,705	1,886,093
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,142,938
Series A, AMT, 5.25%, 05/01/33	850	891,449
Series A, AMT, 5.00%, 05/01/44	1,090	1,164,927
State of California, Refunding GO
5.00%, 02/01/38	3,000	3,111,876
3.00%, 12/01/46	1,395	1,438,292
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	440	478,695
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	1,011,636

		92,446,245

Colorado — 2.2%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,260	1,572,426
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	3,250	3,477,104
Series A, AMT, 5.50%, 11/15/28	1,000	1,074,799
Series A, AMT, 5.50%, 11/15/30	340	365,084
Series A, AMT, 5.50%, 11/15/31	405	434,667
City & County of Denver Colorado, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	878,668
Series A-2, 0.00%, 08/01/38	915	512,235
Colorado Educational & Cultural Facilities Authority, RB
5.50%, 07/01/40	2,510	2,518,963
5.00%, 03/01/50(a)	360	387,775
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	1,690	1,823,681
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,285	1,404,075
Series A, 3.25%, 08/01/49	1,415	1,460,897

Security	Par (000)	Value

Colorado (continued)
Colorado Housing and Finance Authority, RB, 3.25%, 05/01/52(f)	$1,605	$1,708,959
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	555	567,239
State of Colorado, COP, Series O, 4.00%, 03/15/44	930	1,032,136

		19,218,708

Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	590	676,952
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	240	276,352
Series A, 4.00%, 05/01/39	150	169,992
State of Connecticut, GO
Series A, 4.00%, 01/15/38	2,260	2,572,976
Series A, 5.00%, 04/15/38	985	1,162,002
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	970	1,154,126

		6,012,400

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	368,089
Series A, 5.00%, 07/01/48	900	990,782
Delaware State Health Facilities Authority, RB
5.00%, 06/01/43	820	954,323
5.00%, 06/01/48	1,395	1,609,262
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,790	1,969,367

		5,891,823

District of Columbia — 3.4%
District of Columbia, Refunding RB
5.00%, 04/01/35	315	363,120
5.00%, 10/01/48	1,695	1,983,585
District of Columbia, TA, 5.13%, 06/01/41	1,520	1,525,141
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	955	1,085,592
Series A, AMT, 4.00%, 10/01/38	955	1,085,860
Series A, AMT, 4.00%, 10/01/39	1,410	1,600,243
Series A, AMT, 4.00%, 10/01/40	1,150	1,300,341
Series A, AMT, 4.00%, 10/01/41	1,060	1,195,433
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	1,475	1,483,297
Series B, Subordinate, 4.00%, 10/01/49	1,255	1,379,448
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(d)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	10,170	7,308,030
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	13,485	9,304,947

		29,615,037

Florida — 6.8%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	140	168,597
Series A-1, 5.00%, 10/01/33	155	186,285
Series A-1, 5.00%, 10/01/34	155	185,840
Series A-1, 5.00%, 10/01/35	50	59,806
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(a)	480	495,491

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.00%, 12/15/49	$160	$170,009
Series A, 5.00%, 12/15/54	140	148,042
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,247,910
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	285	99,305
Series A, 0.00%, 09/01/53	300	87,558
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,755	1,914,501
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,142,584
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	1,070	1,167,689
County of Lee FL Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	3,515	4,244,756
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	235	269,237
Series A, 4.00%, 10/01/38	235	268,664
Series A, 4.00%, 10/01/39	175	199,574
Series A, AMT, 5.00%, 10/01/22(b)	2,900	2,984,900
County of Miami-Dade Seaport Department, ARB(b)
Series A, 5.38%, 10/01/23	1,015	1,090,440
Series A, 6.00%, 10/01/23	5,215	5,656,158
Series B, AMT, 6.00%, 10/01/23	4,750	5,146,069
Series B, AMT, 6.25%, 10/01/23	460	500,167
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/41	275	144,695
Series A-2, 0.00%, 10/01/42	370	187,175
Series A-2, 0.00%, 10/01/43	335	162,752
Series A-2, 0.00%, 10/01/44	345	161,338
Series A-2, 0.00%, 10/01/45	285	128,397
Series A-2, 0.00%, 10/01/46	625	271,226
Series A-2, 0.00%, 10/01/47	605	252,745
Series A-2, 0.00%, 10/01/48	430	172,944
Series A-2, 0.00%, 10/01/49	355	137,554
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	430	430,271
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,725	1,862,843
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	625,711
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	155	174,902
Series A, 5.00%, 06/15/50	520	578,285
Series A, 5.00%, 06/15/55	310	343,559
AMT, 5.00%, 05/01/29(a)	270	285,060
Series A, AMT, 5.00%, 08/01/29(a)(g)	105	106,946
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	270	288,975
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	135	141,204
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,735	1,857,998
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	60	60,231

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	$3,465	$3,836,108
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	2,441,365
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,305	1,417,281
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	210	248,661
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,316,556
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,785	1,890,460
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	310	382,892
Series A, 5.00%, 10/01/50	465	573,187
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	220	226,571
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(h)(i)	800	506,893
Trout Creek Community Development District, SAB
4.00%, 05/01/40	635	655,590
4.00%, 05/01/51	1,055	1,069,564
Village Community Development District No.10, SAB, 5.13%, 05/01/43	2,320	2,362,969
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,265	1,498,896
Westside Community Development District, SAB, 4.00%, 05/01/50	815	845,701

		59,081,087

Georgia — 2.6%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	470	520,983
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	640	718,743
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43.	120	124,125
Series A, 4.00%, 12/01/48	170	175,400
Series B, 2.50%, 06/01/50	520	488,091
Griffin-Spalding County Hospital Authority, RB, 4.00%, 04/01/42	2,310	2,539,334
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	360	466,610
Series A, 5.00%, 05/15/36	1,860	2,437,779
Series A, 5.00%, 05/15/37	400	529,361
Series A, 5.00%, 05/15/38	1,265	1,689,655
Series A, 5.00%, 05/15/43	330	383,238
Series A, 5.00%, 05/15/49	4,575	6,493,508
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/48	835	957,806
4.00%, 01/01/49	2,105	2,283,775
5.00%, 01/01/56	350	403,577
4.00%, 01/01/59	1,335	1,447,540
Municipal Electric Authority of Georgia, Refunding RB
Series A, 4.00%, 01/01/51	615	692,135
Sub-Series A, 4.00%, 01/01/49	700	764,273

		23,115,933

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,645,989

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, ARB COP
AMT, 5.25%, 08/01/25	$425	$449,598
AMT, 5.25%, 08/01/26	460	486,392
State of Hawaii Department of Budget & Finance, Refunding RB, 5.25%, 11/15/37	400	411,514

		2,993,493

Idaho — 0.5%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	670	751,845
Series 2017, 5.00%, 12/01/46	540	633,151
Series A, 5.00%, 03/01/39	500	535,445
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,008,654

		3,929,095

Illinois — 10.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	985	1,150,036
Series A, 5.00%, 12/01/38	610	711,119
Series A, 5.00%, 12/01/40	730	847,764
Series A, 5.00%, 12/01/41	480	558,407
Series C, 5.25%, 12/01/35	2,655	2,859,592
Series D, 5.00%, 12/01/46	3,480	3,726,996
Series H, 5.00%, 12/01/36	585	662,427
Series H, 5.00%, 12/01/46	240	268,953
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,120	1,260,322
Series C, 5.00%, 12/01/27	500	580,358
Series C, 5.00%, 12/01/30	605	692,798
Series C, 5.00%, 12/01/34	475	534,450
Series D, 5.00%, 12/01/25	435	489,500
Series F, 5.00%, 12/01/22	455	470,883
Series F, 5.00%, 12/01/23	310	331,839
Series F, 5.00%, 12/01/24	340	374,377
Series G, 5.00%, 12/01/34	315	357,097
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,870	1,984,509
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	430	488,815
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/29	1,600	1,604,141
Series A, Senior Lien, 4.00%, 01/01/37	675	770,242
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	1,429	1,432,778
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,530	2,537,160
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	1,000	1,027,590
Cook County Community College District No. 508, GO
5.50%, 12/01/38	3,075	3,266,342
5.25%, 12/01/43	2,935	3,081,172
County of Will Illinois, GO, 5.00%, 11/15/25(b)	600	682,871
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	925,569
Series A, 5.00%, 02/15/47	240	267,658
Series A, 5.00%, 02/15/50	130	143,687
Illinois Finance Authority, Refunding RB
4.00%, 03/01/35	1,290	1,401,959
Series A, 5.00%, 11/15/45	1,205	1,333,051

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
Series C, 5.00%, 02/15/41	$555	$643,299
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	2,980	3,305,383
Series A, 5.00%, 01/01/45	930	1,133,215
Series A, 4.00%, 01/01/46	1,585	1,792,457
Series A, 5.00%, 01/01/46	4,125	5,094,783
Series C, 5.00%, 01/01/37	2,000	2,199,554
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,370	2,677,870
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,550	2,703,745
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/43	3,765	1,955,884
Series B, (AGM), 0.00%, 06/15/47	22,775	10,271,776
State of Illinois, GO
5.25%, 02/01/31	1,485	1,589,926
5.25%, 02/01/32	2,365	2,532,104
5.50%, 07/01/33	3,000	3,167,415
5.50%, 07/01/38	695	733,784
5.00%, 02/01/39	1,910	2,035,609
5.50%, 05/01/39	795	962,826
Series A, 5.00%, 04/01/38	4,545	4,732,440
Series D, 5.00%, 11/01/28	900	1,041,798
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	103,949
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,317,196
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(a)	390	406,674

		87,226,149

Indiana — 1.5%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	975	1,068,138
AMT, 7.00%, 01/01/44	2,355	2,577,357
Indiana Finance Authority, RB(b)
Series A, AMT, 5.00%, 07/01/23	2,870	3,030,146
Series A, AMT, 5.25%, 07/01/23	500	529,615
Indiana Housing & Community Development Authority, RB, 3.00%, 07/01/52(f)	780	830,841
Indianapolis Local Public Improvement Bond Bank, RB
Series A, 5.00%, 01/15/40	1,520	1,575,193
Series F, 5.25%, 02/01/36	3,055	3,065,790

		12,677,080

Iowa — 0.9%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,900	2,063,396
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	1,260	1,342,618
Series B, 5.25%, 12/01/50(g)	2,445	2,622,299
Iowa Student Loan Liquidity Corp., 3.00%, 12/01/39	1,715	1,744,716

		7,773,029

Kansas — 0.1%
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39	720	737,727

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 1.1%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	$2,500	$2,906,225
Kentucky Economic Development Finance Authority, RB(b)
Series A, 5.25%, 01/01/23	1,230	1,279,424
Series A, 5.38%, 01/01/23	1,830	1,905,612
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Series C, Convertible, 6.45%, 07/01/34	500	597,267
Series C, Convertible, 6.60%, 07/01/39	830	988,813
Series C, Convertible, 6.75%, 07/01/43	1,770	2,114,702

		9,792,043

Louisiana — 0.9%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(b)	860	935,847
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,624,707
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,828,139
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	375	375,868
Series A, 5.25%, 05/15/32	1,320	1,335,324
Series A, 5.25%, 05/15/33	1,430	1,446,467
Series A, 5.25%, 05/15/35	605	635,064

		8,181,416

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	335	335,635

Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	177,243
5.25%, 07/01/44	170	177,169
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,629,767
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	305	359,731
Series A, 5.00%, 05/15/42	1,760	2,028,214
Series B, 4.00%, 04/15/45	795	882,088
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/34	2,700	3,208,146
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	4,915	4,436,903

		12,899,261

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	1,115	1,264,407
5.00%, 10/01/48	830	929,627
Series A, 5.25%, 01/01/42	1,110	1,261,477
Series A, 5.00%, 01/01/47	1,570	1,755,254
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,226,427
5.00%, 04/15/40	400	430,118
5.00%, 09/01/43	750	863,298
Series A, 5.00%, 10/01/35	500	563,138
Series A, 5.00%, 01/01/40	435	497,763
Series A, 5.00%, 10/01/43	750	836,724

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A, 4.00%, 06/01/49	$225	$249,342
Series P, 5.45%, 05/15/59	2,010	2,548,262
Massachusetts Educational Financing Authority, RB
Series B, AMT, 2.63%, 07/01/36	265	257,792
AMT, Subordinate, 3.75%, 07/01/47	1,865	1,888,148
Massachusetts Educational Financing Authority, Refunding RB
Series A, AMT, 3.63%, 07/01/32	765	793,485
Series B, AMT, 3.63%, 07/01/34	270	279,898
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	160	168,334
Series A, 3.85%, 06/01/46	205	213,059
Series C-1, 3.15%, 12/01/49	400	399,748
Series C-1, 3.25%, 12/01/54	1,475	1,476,914
Series D-1, 2.55%, 12/01/50	420	391,166
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	3,100	3,775,623

		22,070,004

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	5,320	5,424,868
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,022
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,298,989
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	1,555	1,728,907
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(b)	240	244,402
Series C-1, Senior Lien, 5.00%, 07/01/22(b)	455	463,499
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	5,560	6,354,185
4.00%, 11/15/46	570	607,073
Series A, 4.00%, 12/01/49	590	654,346
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	215	259,595
Series C, 4.00%, 06/01/22(b)	2,100	2,124,450
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38.	1,690	1,800,886
Series A, 4.15%, 10/01/53	940	992,616
Series A, 2.70%, 10/01/56	2,655	2,453,886
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 4.00%, 06/01/49	80	81,332
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	730	876,483
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,795	2,056,887

		27,427,426

Minnesota — 1.3%
City of Maple Grove Minnesota, Refunding RB, 4.00%, 05/01/37	880	952,776
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	560	657,728

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Otsego MN, Refunding RB, COP, Series A, 5.00%, 09/01/44	$425	$441,935
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,164,751
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	4,137,797
Series A, 5.25%, 02/15/53	1,500	1,751,750
Series A, 5.25%, 02/15/58	520	607,195
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	626,668
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	332,718
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	385	403,301

		11,076,619

Mississippi — 1.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,926,912
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	2,000	2,132,144
State of Mississippi, RB
Series A, 5.00%, 10/15/37	330	394,305
Series A, 4.00%, 10/15/38	1,650	1,849,901

		8,303,262

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB
4.13%, 02/15/43	300	300,718
4.00%, 06/01/53	2,075	2,315,870
Series A, 5.00%, 10/01/23(b)	500	533,191
Series A, 5.00%, 06/01/42	540	625,134
Series C-2, 5.00%, 10/01/34	1,000	1,060,564
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	305	318,242
Series A, 4.00%, 07/01/46	1,670	1,887,666
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	615	676,468
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	1,110	1,059,563
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	1,160	1,044,307

		9,821,723

Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	75	76,650
Series B-2, 3.60%, 12/01/47	120	123,956

		200,606

Nebraska — 0.4%
Central Plains Energy Project, RB 5.25%, 09/01/37	575	588,897

Security	Par (000)	Value

Nebraska (continued)
Central Plains Energy Project, RB (continued)
5.00%, 09/01/42	$600	$613,635
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	400	439,750
Nebraska Investment Finance Authority, RB, 3.00%, 03/01/52(f)	1,755	1,857,855

		3,500,137

Nevada — 1.3%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	650	741,493
City of Las Vegas Nevada Special Improvement District No.809, SAB, 5.65%, 06/01/23	195	197,912
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	1,570	1,682,147
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,337,425
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	1,063,192
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	1,205	1,432,800
Series A, 5.00%, 06/01/37	3,000	3,567,177
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	285	325,011
5.00%, 07/01/45	350	393,607
5.00%, 07/01/51	380	422,747

		11,163,511

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB(a)
Series A, 3.63%, 07/01/43(g)	430	443,285
Series B, 4.63%, 11/01/42	2,095	2,163,536
Series B, AMT, 3.75%, 07/01/45(g)	395	405,552
Series C, AMT, 4.88%, 11/01/42	1,140	1,181,220
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, (FHA), 4.00%, 07/01/52	800	831,512

		5,025,105

New Jersey — 10.7%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,265	1,359,335
5.25%, 11/01/44	1,885	2,010,975
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,195	1,341,690
New Jersey Economic Development Authority, RB
5.00%, 06/15/36	460	546,853
4.00%, 11/01/38	370	407,928
4.00%, 11/01/39	295	324,543
5.00%, 06/15/49	1,670	1,950,540
Series A, 5.00%, 06/15/47	2,500	2,854,100
Series B, 4.50%, 06/15/40	1,270	1,438,258
Series EEE, 5.00%, 06/15/43	160	186,138
Series EEE, 5.00%, 06/15/48	2,705	3,122,744
Series LLL, 5.00%, 06/15/34	365	435,095
Series UU, 5.00%, 06/15/24(b)	80	87,156
Series UU, 5.00%, 06/15/40	345	367,805
Series WW, 5.00%, 06/15/36	210	232,530

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.13%, 09/15/23	$1,300	$1,337,934
AMT, (AGM), 5.00%, 01/01/31	790	845,776
AMT, (AGM), 5.13%, 07/01/42	200	212,296
AMT, 5.38%, 01/01/43	3,000	3,202,491
Series B, AMT, 5.63%, 11/15/30	660	712,654
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,060	1,199,502
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	5,000	5,427,235
5.75%, 04/01/31	2,675	2,800,677
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	1,450	1,645,283
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	300	321,467
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/37	685	789,990
Series A, 5.00%, 07/01/22(b)	500	508,941
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	680	721,877
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,200	1,277,370
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,040	1,151,307
Series AA, 5.50%, 06/15/39	3,510	3,699,800
Series AA, 5.00%, 06/15/44	1,835	1,925,370
Series AA, 5.00%, 06/15/45	1,325	1,487,098
Series AA, 5.00%, 06/15/46	400	434,596
Series AA, 3.00%, 06/15/50	130	128,298
Series BB, 4.00%, 06/15/50	1,980	2,145,055
Series BB, 5.00%, 06/15/50	3,720	4,291,548
Series S, 5.25%, 06/15/43	2,810	3,320,453
Series S, 5.00%, 06/15/46	2,070	2,396,733
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	660,232
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	510	562,308
Series A, 5.00%, 12/15/32	1,600	1,883,176
Series A, 5.00%, 12/15/36	720	841,804
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(b)	715	727,787
Series A, 5.00%, 01/01/38	1,120	1,140,030
Series A, 4.00%, 01/01/42	845	966,626
Series A, 4.00%, 01/01/48	270	299,041
Series E, 5.00%, 01/01/45	4,450	4,865,617
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/35	625	717,052
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	275	303,666
State of New Jersey, GO
Series A, 4.00%, 06/01/31	925	1,074,015
Series A, 3.00%, 06/01/32	935	1,007,867
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	1,340	1,575,490

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 4.00%, 06/01/37	$500	$552,690
Series A, 5.25%, 06/01/46	4,955	5,707,744
Sub-Series B, 5.00%, 06/01/46	10,110	11,380,332

		92,914,918

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	219,469
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	450	498,769
New Mexico Mortgage Finance Authority, RB, 3.00%, 03/01/53(f)	1,315	1,386,648

		2,104,886

New York — 11.3%
City of New York, GO
Series A -1, 4.00%, 08/01/50	10,000	11,257,910
Series C, 5.00%, 08/01/42	805	979,614
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,606,729
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	1,000	1,054,759
Series B, 5.25%, 11/15/38	2,970	3,205,473
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,950	2,228,121
Series C-1, 5.00%, 11/15/50	370	425,172
Series C-1, 5.25%, 11/15/55	1,040	1,214,292
Series C-1, 5.00%, 11/15/56	2,670	2,913,966
Series C-1, 5.25%, 11/15/56	10	11,373
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,000	1,114,020
Series A, 4.00%, 07/01/50	770	853,221
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,505	1,447,170
Series F-1, (FHA), 2.40%, 11/01/46	7,050	6,458,026
Series F-1, (FHA), 2.50%, 11/01/51	4,860	4,435,975
Series I-1, (FHA), 2.55%, 11/01/45	1,200	1,124,080
Series I-1, (FHA), 2.65%, 11/01/50	3,205	2,992,217
Series I-1, (FHA), 2.70%, 11/01/55	950	889,851
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	775	785,200
3.00%, 03/01/49	605	605,785
Series A, Class A, (AGM), 3.00%, 01/01/37	155	160,435
Series A, Class A, (AGM), 3.00%, 01/01/39	155	159,891
Series A, Class A, (AGM), 3.00%, 01/01/40	110	113,006
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	1,050	1,053,490
Series C, Subordinate, 4.00%, 05/01/45	1,615	1,819,267
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	310	350,370
New York City Water & Sewer System, Refunding RB, Series CC, 5.00%, 06/15/47	1,000	1,049,104
New York Counties Tobacco Trust IV, Refunding RB Series A, 5.00%, 06/01/38	1,410	1,411,373

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB (continued)
Series A, 6.25%, 06/01/41(a)	$3,200	$3,247,536
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	500	545,250
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	6,005	6,460,323
Series 2, Class 2, 5.15%, 11/15/34(a)	420	461,029
Series 2, Class 2, 5.38%, 11/15/40(a)	1,450	1,595,239
Series A, 2.88%, 11/15/46	9,305	8,869,191
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	670	744,231
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,305	1,554,885
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.50%, 11/01/45	1,605	1,471,994
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 3.00%, 01/01/46	900	907,441
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	5,700	6,341,136
Series A, 3.00%, 03/15/50	930	934,862
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	640	765,597
AMT, 5.00%, 10/01/40	1,825	2,158,334
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,075	1,202,757
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,240,203
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	710	799,966
Series A, 5.00%, 11/15/54	610	739,770
Series A, 5.00%, 11/15/56	2,480	3,039,481
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	600,119
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	456	488,719
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	365	385,730

		98,273,683

North Carolina — 0.9%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	5,740	5,947,306
North Carolina Medical Care Commission, RB
4.00%, 11/01/52	400	446,637
Series A, 4.00%, 10/01/50	115	124,556
Series A, 5.00%, 10/01/50	305	349,177
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	550	757,615

		7,625,291

North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	695	809,461

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	210	234,864
Series A-2, Class 1, 4.00%, 06/01/38	210	234,152
Series A-2, Class 1, 4.00%, 06/01/39	210	233,757
Series A-2, Class 1, 3.00%, 06/01/48	1,505	1,445,408

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, Class 1, 4.00%, 06/01/48	$550	$594,881
Series B-2, Class 2, 5.00%, 06/01/55	10,715	11,736,889
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	2,000	2,020,316
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	290	338,756
Series A, 6.13%, 07/01/22(b)	820	839,593
Series A, 4.00%, 12/01/49	365	408,912
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,085	1,204,124
Series A, 3.75%, 08/15/50	755	811,448
County of Montgomery Ohio, Refunding RB
4.00%, 11/15/42	655	713,019
4.00%, 08/01/46	2,525	2,832,737
4.00%, 08/01/51	810	902,426
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	1,135	1,176,595
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,235	1,372,510
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	65	67,883
Ohio Housing Finance Agency, Refunding RB, 3.25%, 09/01/52(f)	4,565	4,879,702
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,470	2,571,364
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,000	1,080,591
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	2,424,251

		38,124,178
Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	810,988
Oklahoma Development Finance Authority, RB
Series B, 5.25%, 08/15/48	1,460	1,721,197
Series B, 5.50%, 08/15/57	625	745,198
Oklahoma State University, RB, Series A, 4.00%, 09/01/46	500	572,440
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	1,780	1,984,182
Series C, 4.00%, 01/01/42	1,420	1,578,909

		7,412,914
Oregon — 1.0%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	510	280,758
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,210	1,335,345
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTY), 0.00%, 06/15/38(d)	530	319,161
Oregon Health & Science University, RB
Series A, 4.00%, 07/01/37	675	750,045
Series A, 5.00%, 07/01/42	600	699,638
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,618,490

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	$1,290	$1,536,098
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTY), 0.00%, 06/15/40(d)	1,980	1,180,888
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	140	144,000
Warm Springs Reservation Confederated Tribe, Refunding RB, Series B, 5.00%, 11/01/39(a)	650	755,314

		8,619,737

Pennsylvania — 6.0%
Altoona Area School District, GO, (BAM, SAW), 5.00%, 12/01/25(b)	110	125,297
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(b)	2,500	2,645,260
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,305	1,409,900
Commonwealth Financing Authority, RB
5.00%, 06/01/33	335	395,559
5.00%, 06/01/34	750	885,022
(AGM), 4.00%, 06/01/39	1,365	1,519,162
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	420	459,063
Delaware River Port Authority, RB, 4.50%, 01/01/32	1,500	1,595,080
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	795	810,995
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	950	1,067,121
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	715	767,920
Series A, 5.00%, 09/01/43	905	1,046,215
Series A, 5.00%, 09/01/48	980	1,116,460
Series A, 4.00%, 09/01/49	1,380	1,462,579
Montgomery County, Refunding RB, 4.00%, 05/01/52(f)	5,860	6,377,901
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	470	522,390
AMT, 5.00%, 12/31/38	390	437,300
AMT, 5.00%, 06/30/42	2,455	2,730,353
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,994,223
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	100	91,283
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,680	1,859,446
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	1,000	1,039,338
Series 128B, AMT, 3.85%, 04/01/38	965	1,024,370
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,075	1,081,482
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,511,910
Series C, 5.00%, 12/01/23(b)	1,305	1,399,781
Series C, 5.00%, 12/01/43	415	442,209
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,356,382
Series A, Subordinate, 5.00%, 12/01/44	2,080	2,464,161

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 4.00%, 12/01/49	$1,075	$1,186,617
Series A, Subordinate, 4.00%, 12/01/50	610	674,646
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,250	1,458,911
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,424,910
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,870	2,087,143
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	865	1,016,233
(SAW), 5.00%, 03/01/43	590	691,351
Swarthmore Borough Authority, RB, 5.00%, 09/15/48	1,900	2,273,097
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,496,756

		51,947,826

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,115	1,145,936
5.63%, 05/15/43	1,200	1,224,293
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	4,505	4,586,788
Series A, Senior Lien, 5.13%, 07/01/37	1,270	1,293,454
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,061	9,914,211
Series A-1, Restructured, 5.00%, 07/01/58	17,440	19,404,093
Series A-2, Restructured, 4.33%, 07/01/40	2,508	2,722,434
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,302,590
Series B-1, Restructured, 4.75%, 07/01/53	425	466,036
Series B-2, Restructured, 4.78%, 07/01/58	412	452,701
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	18,474	5,974,879
Series A-1, Restructured, 0.00%, 07/01/51	1,442	336,394

		49,823,809

Rhode Island — 2.2%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM, GTD), 3.75%, 05/15/32	1,155	1,261,693
Rhode Island Housing and Mortgage Finance Corp., 3.00%, 10/01/51(f)	1,570	1,650,645
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing, Series 3-B, (FHA), 4.13%, 10/01/49	480	487,594
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	880	888,695
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,000	1,094,258
Series A, 5.00%, 06/01/40	2,050	2,226,493
Series B, 4.50%, 06/01/45	6,005	6,370,692
Series B, 5.00%, 06/01/50	4,500	4,888,458

		18,868,528

South Carolina — 4.5%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,000	1,057,164
Series A, AMT, 6.00%, 07/01/38	1,695	1,803,714
Series A, AMT, 5.50%, 07/01/41	1,000	1,056,119

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	$315	$338,448
4.38%, 11/01/49	470	500,578
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(b)	3,705	3,996,891
South Carolina Jobs-Economic Development Authority, RB(a)
5.00%, 01/01/40	485	507,229
5.00%, 01/01/55	845	863,800
South Carolina Jobs-Economic Development Authority, RB, COP
5.00%, 04/01/44	200	224,494
4.00%, 04/01/49	200	213,267
5.00%, 04/01/49	270	300,095
4.00%, 04/01/54	210	223,754
5.00%, 04/01/54	490	543,337
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,875	3,236,557
Series A, 5.00%, 05/01/43	1,680	1,956,987
Series A, 4.25%, 05/01/48	1,445	1,582,739
Series A, 5.00%, 05/01/48	3,030	3,511,064
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(b)	1,650	1,871,924
AMT, 5.00%, 07/01/55	710	812,819
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,450	4,842,908
Series E, 5.00%, 12/01/48	440	469,091
Series E, 5.50%, 12/01/53	2,500	2,678,308
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/36	175	200,078
Series A, 5.00%, 12/01/50	1,035	1,138,487
Series E, 5.25%, 12/01/55	4,685	5,267,064

		39,196,916

South Dakota — 0.2%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(b)	740	829,060
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	705	780,028

		1,609,088

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	3,650	3,804,494
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	115	125,394
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	937,919
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	375	414,235
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	800	814,778
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,530	1,725,834

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	$230	$242,492
Series A, 5.25%, 10/01/58	2,860	3,268,986
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,797,452

		14,131,584

Texas — 6.1%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	65	57,889
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	1,555	1,723,043
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	430	446,600
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	440	480,810
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,545,364
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	2,340	2,453,392
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	225	225,882
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	130	148,532
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	1,175	1,400,777
Series A, AMT, 5.00%, 07/01/27	125	142,650
Sub-Series A, AMT, 4.00%, 07/01/47	690	751,489
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	1,016,029
El Paso Independent School District, GO, (PSF), 4.00%, 08/15/43	890	990,010
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	565	597,498
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	11,690	4,350,328
Leander Independent School District, Refunding GO, CAB(d)
Series D, (PSF), 0.00%, 08/15/24(b)	370	214,728
Series D, (PSF), 0.00%, 08/15/35	3,630	2,090,985
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,240	2,356,955
Midland County Fresh Water Supply District No.1, RB, CAB(d)
Series A, 0.00%, 09/15/38	10,760	5,470,083
Series A, 0.00%, 09/15/40	2,525	1,145,913
Series A, 0.00%, 09/15/41	1,395	600,690
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 04/01/25(b)	145	161,863
Series A, 5.00%, 08/15/50(a)	455	479,630
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(d)	2,415	1,239,970
North Texas Tollway Authority, Refunding RB 4.25%, 01/01/49	3,165	3,479,440

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB (continued)
Series A, 5.00%, 01/01/48	$1,060	$1,237,361
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	2,635	3,054,508
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	1,820	1,909,520
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,355	1,373,771
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	945	1,119,628
Tarrant County Cultural Education Facilities Finance Corp., RB
Series B, 5.00%, 07/01/35	1,500	1,800,060
Series B, 5.00%, 07/01/48	3,330	3,921,185
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	267,080
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	155	162,697
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,095	1,270,939
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,085	1,229,918
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/35	270	166,834
0.00%, 08/01/36	145	84,964
0.00%, 08/01/37	195	107,928
0.00%, 08/01/38	200	104,799
0.00%, 08/01/39	1,000	496,954
0.00%, 08/01/43	795	318,203
0.00%, 08/01/44	870	329,330
0.00%, 08/01/45	1,135	407,614

		52,933,843

Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	615,634
County of Utah, RB
Series A, 4.00%, 05/15/43	155	175,929
Series A, 3.00%, 05/15/50	710	725,121
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	665	758,590
Series A, AMT, 5.00%, 07/01/48	640	740,789
Utah Charter School Finance Authority, RB
(UT), 5.00%, 10/15/48	360	413,947
Series A, 5.00%, 06/15/39(a)	200	210,574
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(a)	150	168,523
(UT), 4.00%, 04/15/42	400	415,980
5.00%, 06/15/55(a)	385	424,190

		4,649,277

Vermont — 0.3%
University of Vermont and State Agricultural College, Refunding RB 4.00%, 10/01/37	500	530,878

Security	Par (000)	Value

Vermont (continued)
University of Vermont and State Agricultural College, Refunding RB (continued)
5.00%, 10/01/43	$1,470	$1,721,649
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	295	304,226

		2,556,753

Virginia — 1.5%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	490	489,189
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	970	978,748
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45	160	172,970
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	585	650,600
4.00%, 09/01/48	375	399,530
Virginia Housing Development Authority, RB, M/F Housing
Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	840	754,910
Series B, 4.00%, 06/01/53	385	400,853
Series D, 3.90%, 10/01/48	1,430	1,493,009
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 01/01/48(a)(g)	470	487,485
AMT, 5.00%, 12/31/52	2,330	2,699,167
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 5.25%, 01/01/32	950	968,264
AMT, Senior Lien, 6.00%, 01/01/37	3,900	3,976,732

		13,471,457

Washington — 2.3%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(b)	1,555	1,779,862
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	440	448,883
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,470	1,680,200
Series C, AMT, 5.00%, 04/01/40	930	1,012,602
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	1,450	1,674,750
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,193,998
Series B, 5.00%, 07/01/37	3,910	4,664,403
Series B, 5.00%, 07/01/38	650	775,026
State of Washington, GO, Series C, 5.00%, 02/01/36	1,300	1,544,587
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	2,820	2,953,296
Washington Health Care Facilities Authority, Refunding RB
5.00%, 09/01/55	285	337,363
Series A, 4.00%, 08/01/44	250	273,332
Washington State Housing Finance Commission, Refunding RB(a)
5.00%, 01/01/38	600	674,546
5.00%, 01/01/43	900	1,007,011

		20,019,859

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.9%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	$2,910	$3,139,043
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	4,055	4,574,502

		7,713,545

Wisconsin — 1.2%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	100	112,764
Series A, 5.00%, 07/15/39(a)	100	109,732
Series A, 5.00%, 10/15/40(a)	425	458,091
Series A, 5.00%, 11/15/41	270	319,430
Series A, 5.00%, 07/15/49(a)	245	264,806
Series A, 5.00%, 10/15/50(a)	540	575,799
Series A, 5.00%, 07/15/54(a)	115	123,867
Series A, 5.00%, 07/01/55(a)	300	318,044
Series A, 5.00%, 10/15/55(a)	560	595,746
Series A-1, 4.50%, 01/01/35(a)	230	244,364
Series A-1, 5.00%, 01/01/55(a)	305	327,613
Public Finance Authority, Refunding RB
5.00%, 09/01/49(a)	165	174,125
5.00%, 09/01/54(a)	130	137,191
Series A, 4.00%, 10/01/49	2,000	2,197,120
Series A, 5.00%, 11/15/49	335	374,404
AMT, 4.00%, 08/01/35	280	279,108
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,005	2,406,589
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	480	488,640
Series A, 4.45%, 05/01/57	575	613,114
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	665	721,157

		10,841,704

Wyoming — 0.0%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(b)	330	387,138

Total Municipal Bonds — 122.8% (Cost: $994,990,041)		1,071,504,762

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	915	1,011,317

California — 3.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(k)	3,896	4,228,847
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	3,675	4,160,125
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(k)	1,451	1,731,770
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	8,384	9,642,334
Series A, 5.00%, 10/01/43	2,775	3,192,617

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, ARB(k)
Series B, AMT, Subordinate, 4.00%, 07/01/56	$1,592	$1,734,263
Series B, AMT, Subordinate, 5.00%, 07/01/56	3,526	4,151,259

		28,841,215

Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB(k)
Series A, AMT, 5.25%, 12/01/43	1,901	2,285,811
Series A, AMT, 5.25%, 12/01/48	1,664	1,977,775
Colorado Health Facilities Authority, Refunding RB(k)
Series A, 5.00%, 08/01/44	1,950	2,302,724
Series A, 4.00%, 08/01/49	2,490	2,714,660
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	4,650	4,962,272

		14,243,242

Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	5,687	6,427,903

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,300	1,391,007
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	1,299	1,418,733
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,497,636

		6,307,376

Florida — 1.4%
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	1,290	1,497,324
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,932	2,075,690
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,350	2,564,549
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(k)	1,771	1,912,184
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(k)	3,543	3,903,116

		11,952,863

Georgia — 0.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,647	3,956,277
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,042	1,082,840
Series A, 3.70%, 06/01/49	1,022	1,084,171

		6,123,288

Idaho — 0.2%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,700	1,897,371

Illinois — 1.1%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	481,679
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	5	5,585
Series C, 4.00%, 02/15/41	2,033	2,226,402
Illinois State Toll Highway Authority, RB Series A, 5.00%, 01/01/40	825	915,230

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB (continued)
Series B, 5.00%, 01/01/40	$3,329	$3,730,681
Series C, 5.00%, 01/01/38	2,252	2,475,594

		9,835,171

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,455	1,536,436

Louisiana — 0.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	2,043	2,230,346
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,105	4,480,680
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(b)	1,245	1,356,503

		8,067,529

Maryland — 1.7%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/46	3,014	3,467,145
Series A, 4.00%, 07/01/49	3,122	3,487,151
Maryland Stadium Authority, RB
5.00%, 05/01/42	1,740	2,038,418
5.00%, 05/01/47	4,894	5,807,173

		14,799,887

Massachusetts — 1.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	1,502	1,603,013
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,334,737
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	3,359	3,806,848
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	1,111	1,068,322

		8,812,920

Michigan — 2.0%
Michigan Finance Authority, RB
4.00%, 02/15/47	5,486	6,069,637
Series A, 4.00%, 02/15/44(k)	1,912	2,114,154
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	5,670	6,357,700
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,474,821
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	210	210,168

		17,226,480

Nevada — 0.3%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,260	2,649,287

New Jersey — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	17,235	19,432,807

New York — 4.9%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(k)	2,620	3,118,165
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	4,238,320

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	$2,970	$3,169,144
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(k)	1,395	1,412,401
New York City Water & Sewer System, Refunding RB
Series BB, 4.00%, 06/15/47	3,660	3,731,331
Series CC, 5.00%, 06/15/23(b)	2,820	2,967,369
Series CC, 5.00%, 06/15/47	3,181	3,346,590
Series FF, 5.00%, 06/15/45	3,019	3,061,211
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	947	1,052,316
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,317	4,768,151
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,083	2,283,816
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	4,846	5,321,194
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	854	927,706
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,210	3,622,441

		43,020,155

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	5,550	6,295,010
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	446	481,060

		6,776,070

Ohio — 0.8%
Ohio State University, RB, 4.00%, 12/01/48	5,700	6,596,177

Pennsylvania — 2.5%
Commonwealth of Pennsylvania, GO(k)
1st Series, 4.00%, 03/01/36	1,559	1,751,994
1st Series, 4.00%, 03/01/38	3,650	4,092,185
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(k)	2,996	3,274,344
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(k)	2,596	2,929,076
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	4,019	4,701,025
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	1,640	1,926,095
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	2,533	2,809,889

		21,484,608

Rhode Island — 0.4%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	1,140	1,163,348
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,193,671

		3,357,019

South Carolina — 0.2%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(k)	1,665	1,816,612

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 5.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	$3,842	$3,918,404
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	4,560	4,750,100
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,297	2,534,302
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	2,999	3,357,053
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,858	2,211,735
Houston Community College System, GO, 4.00%, 02/15/23(b)	4,394	4,538,035
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,095	1,189,816
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	1,504	1,515,175
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	3,794	3,846,728
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46	1,515	1,744,679
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(b)	4,456	4,691,088
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,389	1,445,247
Series A, (GNMA), 3.00%, 09/01/45	905	899,430
Series A, (GNMA), 3.75%, 09/01/49	1,191	1,239,911
Series A, (GNMA), 3.00%, 03/01/50	905	899,430
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	5,020	5,685,268

		44,466,401

Virginia — 1.7%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(k)	2,320	2,683,150
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.00%, 07/01/48	1,996	2,336,879
Series A, Senior Lien, 5.50%, 07/01/57(k)	1,338	1,607,088
Series A, Senior Lien, 4.00%, 07/01/60(k)	2,175	2,441,745
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,320	5,910,237

		14,979,099

Washington — 0.6%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	1,446	1,530,238
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	3,717	3,426,648

		4,956,886

West Virginia — 0.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(k)	1,511	1,651,898

Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	2,059	2,196,198

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
4.00%, 12/15/49(k)	$2,140	$2,363,153
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,432,335
Series A, 4.30%, 11/01/53	1,395	1,483,743
Series A, 4.45%, 05/01/57	1,678	1,790,419

		9,265,848

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4% (Cost: $304,948,411)		317,535,865

Total Long-Term Investments — 159.2% (Cost: $1,299,938,452)		1,389,040,627

	Shares

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	27,957,983	27,957,983

Total Short-Term Securities — 3.2% (Cost: $27,960,750)		27,957,983

Total Investments — 162.4% (Cost: $1,327,899,202)		1,416,998,610

Liabilities in Excess of Other Assets — (1.4)%		(12,340,591)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(184,450,013)

VMTP Shares at Liquidation Value — (39.9)%		(347,800,000)

Net Assets Applicable to Common Shares — 100.0%		$872,408,006

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 2, 2022 to July 1, 2029, is $33,650,516.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,843,901	$20,118,066	(a)	$—	$(1,217)	$(2,767)	$27,957,983	27,957,983	$1,779	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	115	03/22/22	$14,716	$370,755
U.S. Long Bond	77	03/22/22	11,976	636,492
5-Year U.S. Treasury Note	85	03/31/22	10,134	192,827

				$1,200,074

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,071,504,762	$—	$1,071,504,762
Municipal Bonds Transferred to Tender Option Bond Trusts	—	317,535,865	—	317,535,865

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$27,957,983	$—	$—	$27,957,983

	$27,957,983	$1,389,040,627	$—	$1,416,998,610

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,200,074	$—	$—	$1,200,074

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(184,403,923)	$—	$(184,403,923)
VMTP Shares at Liquidation Value	—	(347,800,000)	—	(347,800,000)

	$—	$(532,203,923)	$—	$(532,203,923)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	16